Employee Benefits (Details) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended																																																										12 Months Ended															12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Assets exceed Accumulated benefits	Dec. 31, 2011 Accumulated benefits exceed assets	Dec. 31, 2010 Accumulated benefits exceed assets	Aug. 01, 2009 Defined benefit pension plan	Dec. 31, 2011 Defined benefit pension plan Y policy	Dec. 31, 2009 Defined benefit pension plan	Dec. 31, 2010 Defined benefit pension plan	Dec. 31, 2011 Defined benefit pension plan Level 1	Dec. 31, 2010 Defined benefit pension plan Level 1	Dec. 31, 2011 Defined benefit pension plan Level 2	Dec. 31, 2010 Defined benefit pension plan Level 2	Dec. 31, 2011 Defined benefit pension plan Domestic equity securities	Dec. 31, 2010 Defined benefit pension plan Domestic equity securities	Dec. 31, 2011 Defined benefit pension plan Domestic equity securities Level 1	Dec. 31, 2010 Defined benefit pension plan Domestic equity securities Level 1	Dec. 31, 2011 Defined benefit pension plan Corporate bonds	Dec. 31, 2010 Defined benefit pension plan Corporate bonds	Dec. 31, 2011 Defined benefit pension plan Corporate bonds Level 2	Dec. 31, 2010 Defined benefit pension plan Corporate bonds Level 2	Dec. 31, 2010 Defined benefit pension plan Collective investment funds	Dec. 31, 2010 Defined benefit pension plan Collective investment funds Level 2	Dec. 31, 2011 Defined benefit pension plan International/foreign equity securities	Dec. 31, 2010 Defined benefit pension plan International/foreign equity securities	Dec. 31, 2011 Defined benefit pension plan International/foreign equity securities Level 1	Dec. 31, 2010 Defined benefit pension plan International/foreign equity securities Level 1	Dec. 31, 2011 Defined benefit pension plan Fixed income mutual funds	Dec. 31, 2010 Defined benefit pension plan Fixed income mutual funds	Dec. 31, 2011 Defined benefit pension plan Fixed income mutual funds Level 1	Dec. 31, 2010 Defined benefit pension plan Fixed income mutual funds Level 1	Dec. 31, 2011 Defined benefit pension plan Money market funds	Dec. 31, 2010 Defined benefit pension plan Money market funds	Dec. 31, 2011 Defined benefit pension plan Money market funds Level 1	Dec. 31, 2010 Defined benefit pension plan Money market funds Level 1	Dec. 31, 2011 Defined benefit pension plan U.S. Treasury STRIPS	Dec. 31, 2010 Defined benefit pension plan U.S. Treasury STRIPS	Dec. 31, 2011 Defined benefit pension plan U.S. Treasury STRIPS Level 2	Dec. 31, 2010 Defined benefit pension plan U.S. Treasury STRIPS Level 2	Dec. 31, 2011 Defined benefit pension plan Emerging markets - equity	Dec. 31, 2010 Defined benefit pension plan Emerging markets - equity	Dec. 31, 2011 Defined benefit pension plan Emerging markets - equity Level 1	Dec. 31, 2010 Defined benefit pension plan Emerging markets - equity Level 1	Dec. 31, 2011 Defined benefit pension plan Mutual funds-equities	Dec. 31, 2010 Defined benefit pension plan Mutual funds-equities	Dec. 31, 2011 Defined benefit pension plan Mutual funds-equities Level 1	Dec. 31, 2010 Defined benefit pension plan Mutual funds-equities Level 1	Dec. 31, 2011 Defined benefit pension plan Real estate mutual fund	Dec. 31, 2010 Defined benefit pension plan Real estate mutual fund	Dec. 31, 2011 Defined benefit pension plan Real estate mutual fund Level 1	Dec. 31, 2010 Defined benefit pension plan Real estate mutual fund Level 1	Dec. 31, 2011 Defined benefit pension plan Exchange traded funds-fixed income	Dec. 31, 2010 Defined benefit pension plan Exchange traded funds-fixed income	Dec. 31, 2011 Defined benefit pension plan Exchange traded funds-fixed income Level 1	Dec. 31, 2010 Defined benefit pension plan Exchange traded funds-fixed income Level 1	Dec. 31, 2011 Defined benefit pension plan Municipal bonds	Dec. 31, 2010 Defined benefit pension plan Municipal bonds	Dec. 31, 2011 Defined benefit pension plan Municipal bonds Level 2	Dec. 31, 2010 Defined benefit pension plan Municipal bonds Level 2	Dec. 31, 2011 Defined benefit pension plan Other	Dec. 31, 2010 Defined benefit pension plan Other	Dec. 31, 2010 Defined benefit pension plan Other Level 1	Dec. 31, 2011 Defined benefit pension plan Other Level 2	Dec. 31, 2010 Defined benefit pension plan Other Level 2	Dec. 31, 2011 Defined benefit pension plan Minimum	Dec. 31, 2010 Defined benefit pension plan Minimum	Dec. 31, 2009 Defined benefit pension plan Minimum	Dec. 31, 2011 Defined benefit pension plan Minimum Domestic Large Cap Equity	Dec. 31, 2010 Defined benefit pension plan Minimum Domestic Large Cap Equity	Dec. 31, 2011 Defined benefit pension plan Minimum Domestic Small and Mid Cap Equity	Dec. 31, 2010 Defined benefit pension plan Minimum Domestic Small and Mid Cap Equity	Dec. 31, 2011 Defined benefit pension plan Minimum International/foreign equity securities	Dec. 31, 2010 Defined benefit pension plan Minimum International/foreign equity securities	Dec. 31, 2011 Defined benefit pension plan Minimum Fixed Income	Dec. 31, 2010 Defined benefit pension plan Minimum Fixed Income	Dec. 31, 2011 Defined benefit pension plan Minimum Alternative investments	Dec. 31, 2010 Defined benefit pension plan Minimum Alternative investments	Dec. 31, 2011 Defined benefit pension plan Minimum Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plan Minimum Cash and cash equivalents	Dec. 31, 2011 Defined benefit pension plan Maximum	Dec. 31, 2010 Defined benefit pension plan Maximum	Dec. 31, 2009 Defined benefit pension plan Maximum	Dec. 31, 2011 Defined benefit pension plan Maximum Domestic Large Cap Equity	Dec. 31, 2010 Defined benefit pension plan Maximum Domestic Large Cap Equity	Dec. 31, 2011 Defined benefit pension plan Maximum Domestic Small and Mid Cap Equity	Dec. 31, 2010 Defined benefit pension plan Maximum Domestic Small and Mid Cap Equity	Dec. 31, 2011 Defined benefit pension plan Maximum International/foreign equity securities	Dec. 31, 2010 Defined benefit pension plan Maximum International/foreign equity securities	Dec. 31, 2011 Defined benefit pension plan Maximum Fixed Income	Dec. 31, 2010 Defined benefit pension plan Maximum Fixed Income	Dec. 31, 2011 Defined benefit pension plan Maximum Alternative investments	Dec. 31, 2010 Defined benefit pension plan Maximum Alternative investments	Dec. 31, 2011 Defined benefit pension plan Maximum Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plan Maximum Cash and cash equivalents	Dec. 31, 2011 Supplemental executive plans and retirement agreements	Dec. 31, 2010 Supplemental executive plans and retirement agreements
Target allocation and pension plan asset allocation
Requisite service period upon attaining age of 21 to be eligible for participation (in years)								1
Requisite age of employees to be eligible for participation (in years)								21
Number of investment policies								2
Deductible contribution to the pension plan					$ 1,735,000	$ 2,070,000	$ 14,615,000
Target Allocations (as a percent)																																																																					29.00%		7.00%		11.00%		25.00%		6.00%		1.00%					40.00%		10.00%		16.00%		42.00%		8.00%		5.00%
Actual Composition of Plans (as a percent)																																																																					29.00%	31.00%	11.00%	12.00%	10.00%	11.00%	23.00%	22.00%	6.00%	4.00%	2.00%	2.00%				40.00%	42.00%	13.00%	14.00%	15.00%	15.00%	40.00%	39.00%	7.00%	5.00%	4.00%	3.00%
Estimated fair value of plan assets				63,695,000	91,512,000	29,943,000		91,512,000			66,321,000	56,168,000	25,191,000	37,470,000	34,770,000	27,411,000	34,770,000	27,411,000	18,526,000	19,570,000	18,526,000	19,570,000	12,889,000	12,889,000	7,107,000	7,410,000	7,107,000	7,410,000	6,400,000	6,073,000	6,400,000	6,073,000	6,513,000	5,337,000	6,513,000	5,337,000	3,587,000	3,135,000	3,587,000	3,135,000	3,349,000	3,012,000	3,349,000	3,012,000	3,485,000	2,892,000	3,485,000	2,892,000	2,909,000	2,042,000	2,909,000	2,042,000	1,788,000	1,787,000	1,788,000	1,787,000	2,048,000	1,713,000	2,048,000	1,713,000	1,030,000	367,000	204,000	1,030,000	163,000
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)																																																																		3.75%	4.45%	5.25%													4.70%	5.65%	6.25%
Discount rate used to determine net periodic benefit cost (as a percent)									6.25%																																																									4.45%	5.25%														5.65%	6.25%
Expected return on plan assets (as a percent)									7.50%																																																									7.00%	7.25%														7.50%	7.75%
Long-term rate of increase in compensation levels (as a percent)																																																																		4.00%	4.00%	4.00%													5.00%	5.00%	5.00%
Reconciliation of benefit obligation:
Benefit obligation at beginning of year					110,414,000	147,915,000
Service cost	7,550,000	6,367,000	6,040,000	1,370,000	7,523,000	4,997,000
Interest cost	8,997,000	8,712,000	8,183,000	3,258,000	9,025,000	5,454,000
Actuarial losses				4,896,000	19,637,000	10,013,000
Benefits paid				(2,563,000)	(4,668,000)	(2,317,000)
Plan split				55,648,000		(55,648,000)
Benefit obligation at end of year				62,609,000	204,540,000	110,414,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year					29,943,000	84,829,000		93,638,000			66,321,000	56,168,000	25,191,000	37,470,000	34,770,000	27,411,000	34,770,000	27,411,000	18,526,000	19,570,000	18,526,000	19,570,000	12,889,000	12,889,000	7,107,000	7,410,000	7,107,000	7,410,000	6,400,000	6,073,000	6,400,000	6,073,000	6,513,000	5,337,000	6,513,000	5,337,000	3,587,000	3,135,000	3,587,000	3,135,000	3,349,000	3,012,000	3,349,000	3,012,000	3,485,000	2,892,000	3,485,000	2,892,000	2,909,000	2,042,000	2,909,000	2,042,000	1,788,000	1,787,000	1,788,000	1,787,000	2,048,000	1,713,000	2,048,000	1,713,000	1,030,000	367,000	204,000	1,030,000	163,000
Actual return on plan assets				7,106,000	807,000	4,513,000
Employer contributions					1,735,000	2,070,000	14,615,000
Benefits paid				(2,563,000)	(4,668,000)	(2,317,000)
Plan split				59,152,000		(59,152,000)
Fair value of plan assets at end of year				63,695,000	91,512,000	29,943,000		91,512,000			66,321,000	56,168,000	25,191,000	37,470,000	34,770,000	27,411,000	34,770,000	27,411,000	18,526,000	19,570,000	18,526,000	19,570,000	12,889,000	12,889,000	7,107,000	7,410,000	7,107,000	7,410,000	6,400,000	6,073,000	6,400,000	6,073,000	6,513,000	5,337,000	6,513,000	5,337,000	3,587,000	3,135,000	3,587,000	3,135,000	3,349,000	3,012,000	3,349,000	3,012,000	3,485,000	2,892,000	3,485,000	2,892,000	2,909,000	2,042,000	2,909,000	2,042,000	1,788,000	1,787,000	1,788,000	1,787,000	2,048,000	1,713,000	2,048,000	1,713,000	1,030,000	367,000	204,000	1,030,000	163,000
Funded status				1,086,000	(113,028,000)	(80,471,000)		(26,819,000)		(2,713,000)
Accumulated benefit obligation								102,165,000		83,727,000																																																																																						59,229,000	56,120,000
Expected future net benefit payments
2012	11,733,000
2013	5,740,000
2014	6,325,000
2015	8,721,000
2016	11,313,000
2017 - 2021	65,097,000
Components of net periodic benefit cost:
Service cost	7,550,000	6,367,000	6,040,000	1,370,000	7,523,000	4,997,000
Interest cost	8,997,000	8,712,000	8,183,000	3,258,000	9,025,000	5,454,000
Expected return on plan assets	(6,598,000)	(6,218,000)	(4,761,000)
Amortization and other	4,027,000	4,046,000	5,017,000
Net periodic benefit cost	13,976,000	12,907,000	14,479,000
Amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive income (AOCI) before taxes
Accumulated loss, net of gain	(81,708,000)	(54,752,000)
Prior service cost, net of credit	(6,351,000)	(7,280,000)
Transitional obligation		(16,000)
Total Accumulated Other Comprehensive Income	(88,059,000)	(62,048,000)
Amounts in AOCI expected to be recognized as components of net periodic benefit cost in 2012
Prior service cost, net of credit	844,000
Transition obligation	5,227,000
Estimated net periodic benefit cost	6,071,000
Contribution expense for multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement	$ 545,000	$ 528,000	$ 509,000
Multiemployer Plan Percentage of Contributions Maximum	5.00%	5.00%	5.00%